Acquisitions and disposals (Details 2) - Acquisition of "Los Gallegos" Shopping Mall [Member] $ in Millions	12 Months Ended
Jun. 30, 2026 ARS ($)
Statement [Line Items]
Cash paid during the fiscal year	$ 7,871
Settlement through a decrease in investments in financial assets	9,712
Outstanding purchase price payable	1,407
Total acquisition consideration	$ 18,990